Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Commitments
Capital commitments related to the construction of existing power plants

	As at 31 December
	2021	2020
Contracted, but not provided	25,770,547	35,652,079

Fuel purchase commitments

As at 31 December 2021
	Periods	Purchase quantities	Estimated unit costs (RMB)

A government-related enterprise	2022-2039	2.8 million m3/year*	2.12/m3

A government-related enterprise	2022-2023	518 million m3/year*	2.67/m3
	2022-2023	541 million m3/year*	2.49/m3
	2022-2023	459 million m3/year*	2.65/m3

A government-related enterprise	2022-2026	222 million m3/year*	2.49/m3

Other suppliers
	2022	199.02-249.02BBtu**/day	approximately 66,000/Bbtu
	2023	233.11-239.77BBtu**/day	approximately 64,000/BBtu
	2024-2028	42.4-239.0 BBtu**/day	approximately 70,000/BBtu
	2029	42.4 BBtu**/day	approximately 46,000/BBtu

As at 31 December 2020
	Periods	Purchase quantities	Estimated unit costs (RMB)

A government-related enterprise	2021-2039	2.8 million m3/day*	2.37 / m3

A government-related enterprise	2021-2023	991 million m3/year*	2.18/m3
	2021-2023	541 million m3/year*	2.52/m3
	2021-2023	450 million m3/year*	2.11/m3

A government-related enterprise	2021-2026	222 million m3/year*	2.22/m3
	2021	40 million m3/year*	1.86/m3

Other suppliers	2021	201.5-251.5 BBtu**/day	approximately 48,000/BBtu
	2022	205.5-255.5 BBtu**/day	approximately 47,000/BBtu
	2023	81.5-247.5 BBtu**/day	approximately 42,000/BBtu
	2024-2028	42.4-81.5 BBtu**/day	approximately 38,000/BBtu
	2029	42.4 BBtu**/day	approximately 28,000/BBtu

*   The quantities represent the maximum volume, while others represent the minimum or forecasted volume if not specified.

** BBtu: Billion British Thermal Unit